W | Fidelity Freedom Index Income Fund
Supplement to the
Fidelity Freedom® Index Funds -
Class W
May 30, 2013
Prospectus

Strategic Advisers may modify the target asset allocation strategy for the Fidelity Freedom Index Funds and modify the selection of underlying Fidelity funds for any Fidelity Freedom Index Fund from time to time. Effective on or about January 1, 2014, a new target asset allocation strategy for the Fidelity Freedom Index Funds will take effect. On or about September 26, 2013 Strategic Advisers will begin transitioning fund assets to achieve the desired target allocations. Commensurate with this change, on or about January 1, 2014, after the modified asset allocation strategy has been fully implemented, Strategic Advisers will utilize a six asset class composite benchmark (domestic equity, international equity, commodities, bond, treasury inflation protected securities and short-term).

The following information replaces similar information for Fidelity Freedom Index Income Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 3.

  Using an asset allocation among underlying Fidelity Domestic Equity Funds (including commodities), International Equity Funds, Bond Funds (including treasury inflation protected securities) and Short-Term Funds as of March 31, 2013, of approximately:

Domestic Equity Funds	17%
International Equity Funds	7%
Bond Funds	46%
Short-Term Funds	30%

The following information replaces similar information for Fidelity Freedom Index 2000 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 7.

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 17 years after the year 2000).

The following information replaces similar information for Fidelity Freedom Index 2005 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 11.

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 17 years after the year 2005).

The following information replaces similar information for Fidelity Freedom Index 2010 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 15.

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 17 years after the year 2010).

The following information replaces similar information for Fidelity Freedom Index 2015 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 19.

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 17 years after the year 2015).

The following information replaces similar information for Fidelity Freedom Index 2020 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 23.

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 17 years after the year 2020).

The following information replaces similar information for Fidelity Freedom Index 2025 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 27.

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 17 years after the year 2025).

The following information replaces similar information for Fidelity Freedom Index 2030 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 31.

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 17 years after the year 2030).

The following information replaces similar information for Fidelity Freedom Index 2035 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 35.

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 17 years after the year 2035).

The following information replaces similar information for Fidelity Freedom Index 2040 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 39.

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 17 years after the year 2040).

The following information replaces similar information for Fidelity Freedom Index 2045 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 43.

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 17 years after the year 2045).

The following information replaces similar information for Fidelity Freedom Index 2050 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 47.

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 17 years after the year 2050).

The following information replaces similar information for Fidelity Freedom Index 2055 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 51.

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds (including commodities), 7% in international equity funds, 46% in bond funds (including treasury inflation protected securities), and 30% in short-term funds (approximately 10 to 17 years after the year 2055).